Statement of cash flows, indirect method (Statement) - BRL (R$) R$ in Thousands	9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025
Cash flows from (used in) operating activities
Net income for the period	R$ 8,203,412	R$ 13,321,518
Adjustments to reconcile profit (loss)
Depreciation, depletion and amortization	9,383,570	7,948,316
Depreciation, right-of-use assets	291,280	277,901
Interest expense on lease liabilities	333,734	347,320
Result from sale and disposal of property, plant and equipment, intangible and biological assets, net	(146,036)	272,228
Income (expense) from associates and joint ventures	33,572	268,350
Exchange rate and monetary variations, net	(3,084,709)	(9,527,069)
Interest expenses on financing, loans and debentures	4,414,775	4,399,815
Adjustments for finance costs	(50,725)	(205,409)
Amortization of transaction costs, premium and discounts	117,573	75,916
Derivative financial instruments, net	(6,501,811)	(7,431,622)
Premium expenses on early settlements	204,416	89,026
Accrual of interest on marketable securities	(929,622)	(769,940)
Gain on fair value adjustments (Note 7)	(1,157,728)	73,248
Deferred income tax and social contribution	3,426,100	6,482,713
Interest on actuarial liabilities and cost of current service	62,099	59,466
Provision for judicial liabilities, net	66,768	(41,620)
Provision (reversal) for doubtful accounts, net	(23,920)	103,502
Provision (reversal) for inventory losses, net	72,469	24,031
Provision (reversal) for loss of ICMS credits, net	29,757	151,669
Other	53,691	65,633
Trade accounts receivable	373,343	1,876,639
Inventories	(20,871)	(730,937)
Recoverable taxes	(362,928)	(334,268)
Other assets	161,063	(128,619)
Trade accounts payable	642,961	101,422
Taxes payable	(136,897)	287,155
Payroll and charges	4,427	(164,546)
Other liabilities	(92,181)	(201,628)
Cash generated from operations	15,367,582	16,690,210
Payment of interest on financing, loans and debentures	(4,447,630)	(4,753,232)
Adjustment for operating costs	50,725	205,409
Premium expenses on early settlements paid	(204,416)	(89,026)
Interest received on marketable securities	825,142	969,141
Payment of income taxes	(197,089)	(229,980)
Cash provided by operating activities	11,394,314	12,792,522
Additions to property, plant and equipment	(2,239,468)	(3,424,570)
Additions to intangible	(452,371)	(59,574)
Purchase of biological assets	(5,508,253)	(6,281,750)
Proceeds from sales of property, plant and equipment and biological assets	330,882	114,236
Capital increase in affiliates	(2,500)	(21,979)
Marketable securities, net	2,214,873	5,093,946
Advances for acquisition of wood from operations with development and partnerships	(554,506)	(224,669)
Dividends received	3,854	8,835
Acquisition of other investments		9,392
Acquisition of subsidiary, net of acquired cash (Note 1.2.1)	(3,844,390)
Call option purchase	(805,514)
Cash used in investing activities	(10,857,393)	(4,804,917)
Proceeds from loans, financing and debentures	3,087,472	22,324,556
Proceeds from derivative transactions	1,134,652	370,789
Payment of loans, financing and debentures	(3,385,149)	(19,600,013)
Payment of leases	(1,080,282)	(1,059,908)
Payment of dividends	(1,385,007)	(2,208,158)
Liabilities for assets acquisitions and subsidiaries	18,415	20,668
Shares repurchased	(198,445)	(191,918)
Cash used by financing activities	(1,845,174)	(385,320)
Increase in cash and cash equivalents, net	(1,308,253)	7,602,285
At the beginning of the period	15,179,753	9,018,818
Exchange variation on cash and cash equivalents	(465,282)	(782,237)
At the end of the period	R$ 13,406,218	R$ 15,838,866